Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Cumulative Distributions in Excess of Earnings [Member]	Other Comprehensive Loss [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2011	$ 2,773,428	$ 1,726	$ 3,663,662	$ (891,032)	$ (2,537)	$ 1,609
Balance (in shares) at Dec. 31, 2011		172,630,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchases as part of an announced program	(88,737)	(52)		(88,685)
Shares repurchases as part of an announced program (in shares)		(5,255,000)
Offering costs associated with the issuance of common stock	567		567
Dividends to common stockholders ($0.80 (YTD 2012) and $0.20 (YTD 2013) per share), distributions to noncontrolling interest, and dividends reinvested	(136,378)		(195)	(136,168)		(15)
Shares issued under the 2007 Omnibus Incentive Plan, net of tax	3,019	2	3,017
Shares issued under the 2007 Omnibus Incentive Plan, net of tax (in shares)		181,000
Net income attributable to noncontrolling interest	15					15
Net income attributable to Piedmont	93,204			93,204
Other comprehensive income (loss)	(4,623)				(4,623)
Balance at Dec. 31, 2012	2,640,495	1,676	3,667,051	(1,022,681)	(7,160)	1,609
Balance (in shares) at Dec. 31, 2012	167,556,001	167,556,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchases as part of an announced program	(11)	0		(11)
Shares repurchases as part of an announced program (in shares)		(1,000)
Dividends to common stockholders ($0.80 (YTD 2012) and $0.20 (YTD 2013) per share), distributions to noncontrolling interest, and dividends reinvested	(33,570)		(59)	(33,511)		0
Amortization of unvested shares granted under the 2007 Omnibus Incentive Plan	622		622
Net income attributable to noncontrolling interest	4					4
Net income attributable to Piedmont	14,651			14,651
Other comprehensive income (loss)	429				429
Balance at Mar. 31, 2013	$ 2,622,620	$ 1,676	$ 3,667,614	$ (1,041,552)	$ (6,731)	$ 1,613
Balance (in shares) at Mar. 31, 2013	167,555,401	167,555,000